SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Customer Concentration Risk [Member] | Single Customer [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk	15.00%	24.00%